Average Annual Total Returns (Vanguard Health Care Index Fund Retail)	Vanguard Health Care Index Fund Vanguard Health Care Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Health Care Index Fund Vanguard Health Care Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Health Care Index Fund Vanguard Health Care Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Health Care Vanguard Health Care Index Fund Vanguard Health Care Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Health Care 25 50 Vanguard Health Care Index Fund Vanguard Health Care Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced US IMI Health Care 25 50 Vanguard Health Care Index Fund Vanguard Health Care Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.68%	42.29%	24.46%	42.84%	42.84%	42.84%
Five Years	19.37%	19.03%	15.83%	19.56%	none	19.56%
Since Inception	8.74%	8.50%	7.16%	8.96%		8.96%